Note 6 - Risk Management - Loans and Advances by country and stage (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019		Dec. 31, 2018
Stage 1 [Member] | Spain
Loans And Advances By Country And Stage Line Items
Gross Exposure	€ 174,609		€ 172,599
Acccumulated Impairment	748		713
TOTAL Carrying Amount	173,860	[1]	171,886	[2]
Stage 1 [Member] | United States [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	48,971		50,665
Acccumulated Impairment	193		206
TOTAL Carrying Amount	48,778		50,459
Stage 1 [Member] | Mexico [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	51,450		48,354
Acccumulated Impairment	690		640
TOTAL Carrying Amount	50,760		47,714
Stage 1 [Member] | Turkey Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	32,859		34,883
Acccumulated Impairment	179		171
TOTAL Carrying Amount	32,680	[3]	34,712	[4]
Stage 1 [Member] | South America Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	32,906		31,947
Acccumulated Impairment	371		338
TOTAL Carrying Amount	32,535	[5]	31,609	[6]
Stage 1 [Member] | Other countries [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	788		756
Acccumulated Impairment	1
TOTAL Carrying Amount	787		755
Stage 1 [Member] | Total
Loans And Advances By Country And Stage Line Items
Gross Exposure	341,582		339,204
Acccumulated Impairment	2,182		2,070
TOTAL Carrying Amount	339,400	[7]	337,134	[8]
Stage 2 [Member] | Spain
Loans And Advances By Country And Stage Line Items
Gross Exposure	13,510		12,827
Acccumulated Impairment	740		877
TOTAL Carrying Amount	12,771	[1]	11,951	[2]
Stage 2 [Member] | United States [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	6,222		5,923
Acccumulated Impairment	326		299
TOTAL Carrying Amount	5,896		5,624
Stage 2 [Member] | Mexico [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	3,600		3,366
Acccumulated Impairment	379		373
TOTAL Carrying Amount	3,221		2,992
Stage 2 [Member] | Turkey Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	5,687		6,113
Acccumulated Impairment	559		591
TOTAL Carrying Amount	5,128	[3]	5,523	[4]
Stage 2 [Member] | South America Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	2,698		2,436
Acccumulated Impairment	259		234
TOTAL Carrying Amount	2,439	[5]	2,202	[6]
Stage 2 [Member] | Other countries [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	7		8
Acccumulated Impairment	1		1
TOTAL Carrying Amount	6		7
Stage 2 [Member] | Total
Loans And Advances By Country And Stage Line Items
Gross Exposure	31,724		30,673
Acccumulated Impairment	2,263		2,374
TOTAL Carrying Amount	29,462	[7]	28,299	[8]
Stage 3 [Member] | Spain
Loans And Advances By Country And Stage Line Items
Gross Exposure	9,061		10,021
Acccumulated Impairment	3,932		4,284
TOTAL Carrying Amount	5,129	[1]	5,737	[2]
Stage 3 [Member] | United States [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	730		733
Acccumulated Impairment	213		153
TOTAL Carrying Amount	516		580
Stage 3 [Member] | Mexico [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	1,289		1,138
Acccumulated Impairment	833		737
TOTAL Carrying Amount	456		401
Stage 3 [Member] | Turkey Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	3,093		2,722
Acccumulated Impairment	1,614		1,479
TOTAL Carrying Amount	1,478	[3]	1,244	[4]
Stage 3 [Member] | South America Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	1,807		1,715
Acccumulated Impairment	1,096		1,084
TOTAL Carrying Amount	712	[5]	631	[6]
Stage 3 [Member] | Other countries [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	19		19
Acccumulated Impairment	17		18
TOTAL Carrying Amount	2		1
Stage 3 [Member] | Total
Loans And Advances By Country And Stage Line Items
Gross Exposure	15,999		16,348
Acccumulated Impairment	7,706		7,755
TOTAL Carrying Amount	8,293	[7]	8,593	[8]
Total | Spain
Loans And Advances By Country And Stage Line Items
Gross Exposure	197,180		195,447
Acccumulated Impairment	5,420		5,874
TOTAL Carrying Amount	191,760	[1]	189,574	[2]
Total | United States [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	55,923		57,321
Acccumulated Impairment	732		658
TOTAL Carrying Amount	55,190		56,663
Total | Mexico [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	56,339		52,858
Acccumulated Impairment	1,901		1,750
TOTAL Carrying Amount	54,438		51,107
Total | Turkey Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	41,639		43,718
Acccumulated Impairment	2,353		2,241
TOTAL Carrying Amount	39,286	[3]	41,479	[4]
Total | South America Member
Loans And Advances By Country And Stage Line Items
Gross Exposure	37,411		36,098
Acccumulated Impairment	1,726		1,656
TOTAL Carrying Amount	35,685	[5]	34,442	[6]
Total | Other countries [Member]
Loans And Advances By Country And Stage Line Items
Gross Exposure	814		783
Acccumulated Impairment	18		19
TOTAL Carrying Amount	796		763
Total | Total
Loans And Advances By Country And Stage Line Items
Gross Exposure	389,306		386,225
Acccumulated Impairment	12,151		12,199
TOTAL Carrying Amount	€ 377,155	[7]	€ 374,027	[8]

[1]	(*) Spain includes all countries where BBVA, S.A. operates.
[2]	(*) Spain includes all countries where BBVA, S.A. operates.
[3]	(**) Turkey includes all countries in which Garanti BBVA operates.
[4]	(**) Turkey includes all countries in which Garanti BBVA operates.
[5]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.
[6]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.
[7]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.

[8]

(****) The amount of the accumulated impair ment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.